CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 404	$ 4
Restricted cash	0	19
Total current assets	404	23
Total assets	404	23
Current liabilities:
Accounts payable	2,261	2,269
Accrued expenses	1,940	1,866
Convertible debentures, net of unamortized discount of $488 and $281	1,878	2,826
Derivative liability	6,828	1,785
Total current liabilities	12,907	8,746
Total liabilities	12,907	8,746
Commitments and contingencies (Note 8)	0	0
Stockholders' deficit:
Convertible preferred stock	0	0
Common stock, par value $.0001 per share; 1,000,000,000 shares authorized, 185,625,000 and 623,382 shares issued and outstanding, respectively	19	0
Additional paid-in capital	54,453	51,957
Accumulated deficit	(66,975)	(60,680)
Total stockholders' deficit	(12,503)	(8,723)
Total liabilities and stockholders' deficit	404	23
Series A Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock	0	0
Series B Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock	0	0
Series C Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock	0	0
Series D Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock	0	0
Series E Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock	0	0
Series F Preferred Stock [Member]
Stockholders' deficit:
Convertible preferred stock	$ 0	$ 0